Description of the Business	12 Months Ended
Dec. 31, 2010
Description of the Business
1.  Description of the Business

The PAWS Pet Company, Inc., through its wholly-owned subsidiary, Pet Airways, Inc. operates the only airline designed specifically for the comfortable and safe transportation of pets where pets travel in the main cabin of the aircraft.  Pet owners book their pets on flights at our website (“www.petairways.com”) or can book with our agents by phone. Flights may be booked up to three months before the scheduled departure date. Payment for the flights is made with a credit card. On the day of the scheduled flight, the pet passengers are then dropped off at one of our pet lounges located at the airport, placed into a pet friendly carrier and then boarded on the aircraft. Pet passengers fly in the main cabin of our specially outfitted aircraft rather than flying in the cargo hole or flying as carry-on baggage under the seat, as required of a traditional commercial airline. We monitor the air quality and temperature of our aircraft ensuring that the pet passengers are safe and comfortable at all times throughout the flight and have an attendant on the flights who is responsible for checking the pet passengers during the flight. Upon arrival at the destination, the pet passenger is unloaded from the plane and can be picked up by the pet owner at one of our pet lounges. We currently serve nine cities in the United States in a weekly coast to coast service.

The PAWS Pet Company, Inc. (formerly American Antiquities, Inc. or AAI) was originally incorporated in the State of Illinois on June 6, 2005. In August 2010, The PAWS Pet Company, Inc. completed an acquisition of Pet Airways, Inc. (Florida), a Florida corporation formed by the conversion of Panther Air Cargo, LLC, a limited liability company, pursuant to a Share Exchange Agreement (the “Acquisition”).  The Acquisition was accounted for as a recapitalization effected by a share exchange, wherein Pet Airways, Inc.  (Florida) is considered the acquirer for accounting and financial reporting purposes.  The assets and liabilities of the acquired entity have been brought forward at their book values, which were determined to be zero, goodwill was not recognized and the share exchange impact has been reflected in the opening balances of stockholders’ equity.

Following the Acquisition, we changed our name to Pet Airways, Inc. and moved our corporate headquarters from the state of Illinois to Florida. On July 27, 2011, we filed Articles of Amendment to our Articles of Incorporation to change our name to The PAWS Pet Company, Inc. and moved our corporate headquarters from the state of Florida to California.

Continuation of Company As A Going Concern

The Company has experienced net losses in each calendar quarter since our inception and, as of the year ended December 31, 2010, had an accumulated deficit of $(6,065,008). The Company incurred a net loss to common stockholders of $(4,055,905) during the year ended December 31, 2010. As a result of these conditions, the report of our independent registered accountants issued in connection with the audit of our consolidated financial statements as of and for our year ended December 31, 2010 contained a qualification raising a substantial doubt about our ability to continue as a going concern. Our consolidated financial statements do not include any adjustments that may result from the outcome of this uncertainty. If we cannot continue as a viable entity, our stockholders may lose some or all of their investment in us.